BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (65)	$ (34)
Less: Current portion	(1,299)	(1,452)
Non-recourse borrowings	$ 12,847	$ 14,397
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	6.60%	4.50%
Term (years) | year	9	9
Carrying value	$ 13,780	$ 13,546
Estimated fair value	12,847	14,397
Add: Unamortized premiums	17	57
Less: Unamortized financing fees	(82)	(91)
Less: Current portion	(1,299)	(1,452)
Non-recourse borrowings	12,416	$ 12,060
Total borrowings	13,780
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,299
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,160
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	906
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,190
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	866
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 8,359
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	8.20%	5.10%
Term (years) | year	7	7
Carrying value	$ 6,612	$ 6,160
Estimated fair value	5,945	$ 6,543
Total borrowings	6,612
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	734
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	671
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	509
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	778
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	477
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,443
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	5.20%	3.70%
Term (years) | year	8	9
Carrying value	$ 2,331	$ 2,416
Estimated fair value	2,230	$ 2,577
Total borrowings	2,331
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	197
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	243
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	149
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	153
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	143
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,446
Non-recourse borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	5.50%	4.10%
Term (years) | year	13	13
Carrying value	$ 4,041	$ 4,110
Estimated fair value	3,926	$ 4,365
Total borrowings	4,041
Non-recourse borrowings | Utility-scale solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	302
Non-recourse borrowings | Utility-scale solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	203
Non-recourse borrowings | Utility-scale solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	209
Non-recourse borrowings | Utility-scale solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	221
Non-recourse borrowings | Utility-scale solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	213
Non-recourse borrowings | Utility-scale solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,893
Non-recourse borrowings | distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.00%	3.90%
Term (years) | year	11	12
Carrying value	$ 796	$ 860
Estimated fair value	746	912
Total borrowings	796
Non-recourse borrowings | distributed energy & sustainable solutions | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	66
Non-recourse borrowings | distributed energy & sustainable solutions | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	43
Non-recourse borrowings | distributed energy & sustainable solutions | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	39
Non-recourse borrowings | distributed energy & sustainable solutions | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	38
Non-recourse borrowings | distributed energy & sustainable solutions | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	33
Non-recourse borrowings | distributed energy & sustainable solutions | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	577
Subscription facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1	$ 8
Non-permanent financings
Disclosure of detailed information about borrowings [line items]
Term (years) | year	9